Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000152358 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152358 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152358 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152358 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152358 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152358 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152358 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152358 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152358 [Member] | Playa Hotels And Resorts N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152358 [Member] | AA Mission Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000152358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152358 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000152358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152358 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000152358 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152358 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000152358 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152359 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152359 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152359 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152359 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152359 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152359 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152359 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152359 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152359 [Member] | Playa Hotels And Resorts N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152359 [Member] | AA Mission Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000152359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152359 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000152359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152359 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000152359 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152359 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000152359 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248222 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248222 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248222 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248222 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248222 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248222 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248222 [Member] | Agriculture And Natural Solutions Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248222 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248222 [Member] | Playa Hotels And Resorts N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248222 [Member] | AA Mission Acquisition Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000248222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000248222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000248222 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000248222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248222 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000248222 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248222 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000248222 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174208 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174208 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174208 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174208 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174208 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174208 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000174208 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174208 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174208 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174208 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174208 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000174208 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000174208 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000174208 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000174208 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000174209 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174209 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174209 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174209 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174209 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174209 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000174209 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174209 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174209 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000174209 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000174209 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000174209 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000174209 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000239642 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239642 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239642 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239642 [Member] | Paycor HCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239642 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239642 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Air Transport Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000239642 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000239642 [Member] | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000239642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239642 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000239642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239642 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239642 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000239642 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000239642 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000239642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000239642 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)